EQUITY	6 Months Ended
Jun. 30, 2023
Equity [abstract]
EQUITY	EQUITY
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
Common shares	$10,857	$10,901
Contributed surplus	155	148
Retained earnings	17,646	18,006
Ownership changes	3,809	2,959
Accumulated other comprehensive income	8,031	7,594
Common equity	$40,498	$39,608
The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A shares") and 85,120 Class B Limited Voting Shares ("Class B shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
The holders of the company’s Class A shares and Class B shares received cash dividends during the second quarter of 2023 of $0.07 per share (2022 – $0.14 per share).
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022	2023	2022
Class A shares[1]	1,563,781,772	1,573,286,748
Class B shares	85,120	85,120
Shares outstanding[1]	1,563,866,892	1,573,371,868
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	56,388,743	55,500,881
Total diluted shares	1,620,255,635	1,628,872,749
1.Net of 71,921,167 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2023 (December 31, 2022 – 62,910,220).
2.Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2023	2022	2023	2022
Outstanding, beginning of period[1]	1,564,393,929	1,566,315,679	1,573,371,868	1,568,828,941
Issued (Repurchased)
Issuances	1,380	2,194	262,361	34,559
Repurchases	(1,189,664)	(5,080,468)	(11,676,545)	(8,981,612)
Long-term share ownership plans[2]	643,650	606,497	1,826,185	1,914,829
Dividend reinvestment plan and other	17,597	66,311	83,023	113,496
Outstanding, end of period[3]	1,563,866,892	1,561,910,213	1,563,866,892	1,561,910,213
1.Net of 70,740,647 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2023 (March 31, 2022 – 72,058,294) and 62,910,220 as at December 31, 2022 (December 31, 2021 – 69,663,192).
2.Includes management share option plan and restricted stock plan.
3.Net of 71,921,167 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2023 (June 30, 2022 – 77,112,939).
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Net income attributable to shareholders	$81	$590	$201	$1,949
Preferred share dividends	(41)	(37)	(82)	(74)
Net income available to shareholders	40	553	119	1,875
Dilutive impact of exchangeable shares	—	1	—	3
Net income available to shareholders including dilutive impact of exchangeable shares	$40	$554	$119	$1,878

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Weighted average – Class A and Class B shares	1,564.0	1,564.4	1,568.2	1,566.0
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	14.4	52.7	14.6	55.9
Class A and Class B shares and share equivalents	1,578.4	1,617.1	1,582.8	1,621.9
Share-Based Compensation
The company and its consolidated subsidiaries account for stock options using the fair value method. Under the fair value method, compensation expense for stock options that are direct awards of stock is measured at fair value at the grant date using an option pricing model and recognized over the vesting period. Options issued under the company’s Management Share Option Plan (“MSOP”) generally vest over a period of up to five years, expire 10 years after the grant date, and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. During the three months ended June 30, 2023, the company did not grant any stock options. During the six months ended June 30, 2023, the company granted 0.7 million stock options at a weighted average exercise price of $36.37. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 28.7% volatility, a weighted average expected dividend yield of 1.0% annually, a risk-free rate of 4.0% and a liquidity discount of 25%.
The company previously established an Escrowed Stock Plan whereby a private company is capitalized with preferred shares issued to Brookfield for cash proceeds and common shares (the “escrowed shares”) that are granted to executives. The proceeds are used to purchase Class A shares and therefore the escrowed shares represent an interest in the underlying Class A shares. The escrowed shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than 10 years from the grant date, all escrowed shares held will be exchanged for a number of Class A shares issued from treasury of the company, based on the market value of Class A shares at the time of exchange. During the three months ended June 30, 2023, the company did not grant any escrowed shares. During the six months ended June 30, 2023, the company granted 2.2 million escrowed shares at a weighted average price of $36.37. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average term of 7.5-year term, 28.7% volatility, a weighted average expected dividend yield of 1.0% annually, a risk-free rate of 4.0% and a liquidity discount of 25%.